Leases (Details) - Schedule of Weighted Average Remaining Lease Terms	Dec. 31, 2023
Schedule of Weighted Average Remaining Lease Terms [Line Items]
Weighted average remaining lease term (years)	11 years 9 months 18 days
Weighted average discount rate	3.89%